ACQUISITION	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITION

NOTE 3-ACQUISITION

On March 28, 2018, the Company became an investor of uSTAR, a JV Company by investing $1.8 million to acquire 49% of uSTAR’s equity interest. The Company used the equity method to account for this investment.

In December 2018, the Company invested an additional $1.9 million to purchase the remaining shares of uSTAR from its JV partner. After that transaction, the Company owned 100% equity interest of uSTAR and we consolidated uSTAR from the acquisition date. The Company assessed the fair value of all the assets and liabilities in uSTAR and concluded there was no Goodwill acquired during the transaction. Below is the purchase price allocation schedule as of the acquisition date:

Assets	Fair Value
(In thousands)
Net working capital	$3,597
Long-term assets	66
Total net assets	3,663
Purchase price (51% of equity)	$1,868

During the period between March 2018 to the date we acquired control of uSTAR , the Company recorded $0.4 million equity loss in connection with uSTAR.